Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	Property and equipment, net

Property and equipment consist of the following:

	December 31, 2020	December 31, 2019	December 31, 2018
Office equipment, fixtures and furniture	$514	$9	$8
Less: accumulated depreciation and amortization	(5)	(3)	(1)
Total	$509	$6	$7

The depreciation expenses for the years ended December 31, 2020, 2019 and 2018 was $2,577, $1,547 and $1,196, respectively.